Fixed Assets, Net (Tables)	6 Months Ended
Jun. 30, 2023
Fixed Assets, Net [Abstract]
Schedule of Fixed Assets	Fixed assets consisted of the following as of June 30, 2023 and December 31, 2022:
	June 30,	December 31,
	2023	2022
Mining Machines	$-	$2,585,119
Software	16,000,000	16,000,000
Leasehold improvement	38,402	38,329
Office and equipment	281,260	305,651
Total cost of fixed assets	16,319,662	18,929,099
Less: accumulated depreciation	(3,366,946)	(3,452,727)
Less: impairment of mining machines	-	(1,690,028)
Fixed assets, net	$12,952,716	$13,786,344